Employee Benefit Plans (Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Defined benefit pension plans
Expected employer contributions
Expected employer contributions, 2025	$ 41
Expected benefit payments
Expected benefit payments, 2025	175
Expected benefit payments, 2026	179
Expected benefit payments, 2027	182
Expected benefit payments, 2028	184
Expected benefit payments, 2029	186
Expected benefit payments, 2030 - 2034	950
Non-pension Benefit Plans
Expected employer contributions
Expected employer contributions, 2025	21
Expected benefit payments
Expected benefit payments, 2025	23
Expected benefit payments, 2026	23
Expected benefit payments, 2027	23
Expected benefit payments, 2028	23
Expected benefit payments, 2029	22
Expected benefit payments, 2030 - 2034	$ 103